Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	96 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 30, 2025	May 31, 2025
C000188985 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	6.30%	3.97%	2.52%
C000091188 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	6.17%	3.86%		4.66%
C000091187 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
Average Annual Return, Percent	6.02%	3.71%		4.49%
MSCI World ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index
Average Annual Return, Percent	14.06%	11.74%	7.08%	6.10%
MSCI World ex USA Small Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Small Cap Index
Average Annual Return, Percent	14.18%	9.23%	5.69%	6.01%